Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of ownership percentages in associated companies
The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant WACC as follows:

Investment	WACC
Seadrill Capricorn Holdings LLC	11.4%
Seadrill Operating LP	12.0%
Seadrill Deepwater Drillship Ltd	12.0%
Seabras Sapura Holding	14.3%
Seabras Sapura Participacoes	13.7%
SeaMex	12.7%
We have the following investments in associated companies:

	Successor	Predecessor
Ownership percentage	December 31, 2018	December 31, 2017
Seadrill Partners and Seadrill Partner subsidiaries ("SDLP investments") (a) (b)	(a)	(a)
Seabras Sapura (b)	50.0%	50.0%
SeaMex Ltd. ("SeaMex") (b)	50.0%	50.0%

(a)	Refer to the Seadrill Partners subsidiaries paragraph below for additional information.

(b)	For transactions with related parties refer to Note 30 - Related party transactions.

Share in results from associated companies
We have recognized the following impairments on our marketable securities and investments in associated companies:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018*	Year ended December 31, 2017	Year ended December 31, 2016
Impairments of Marketable securities (refer to Note 15)
Seadrill Partners - Common Units	—	—	—	153
Total impairment of marketable securities investments (reclassification from OCI)	—	—	—	153

Impairments of Investment in associated companies and joint ventures (refer to Note 18)
Seadrill Partners - Total direct ownership investments	—	—	723	400
Seadrill Partners - Subordinated units	—	—	82	180
Seadrill Partners - Seadrill member interest and IDRs	—	—	—	73
SeaMex Limited	—	—	36	76
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	—	—	—	13
Total impairment of investments in associated companies and joint ventures	—	—	841	742

Total impairment of investments	—	—	841	895

*On emergence from Chapter 11, the carrying value of our investments in associated companies and joint ventures were adjusted to fair value resulting in a loss recognized in the Consolidated Statement of Operations in "Reorganization items" for the period from January 1, 2018 through July 1, 2018 (Predecessor). For further information, refer to Note 5 - Fresh start accounting.
Our share in results of our associated companies (net of tax) were as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Seadrill Partners - Direct ownership interests	(82)	77	82	216
Seadrill Partners - Subordinated units	(20)	22	22	44
Seabras Sapura	24	46	80	62
SeaMex	(12)	4	—	20
Archer	—	—	(10)	(59)
Total share in results from associated companies (net of tax)	(90)	149	174	283

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Direct ownership interests in the SDLP companies and our share in those results (net of tax) were as follows:

SDLP	Successor	Predecessor
(in $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Operating revenues	426	612	1,128	1,600
Net operating income	100	257	464	818
Net income	(127)	201	235	546

Net (loss)/income allocated to SDLP direct ownership interests	(59)	77	93	254
Amortization of basis differences	(23)	—	(11)	(38)
Share in results of SDLP direct investments	(82)	77	82	216

Net (loss)/income allocated to SDLP subordinated units	(15)	22	24	49
Amortization of basis differences	(5)	—	(2)	(5)
Share in results of SDLP subordinated units	(20)	22	22	44

The results of the Seabras Sapura companies and our share in those results (net of tax) were as follows:

Seabras Sapura	Successor	Predecessor
(in $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Operating revenues	232	241	487	389
Net operating income	124	125	244	201
Net income	88	92	160	124

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	44	46	80	62

Amortization of basis differences	(20)	—	—	—
Total basis difference	(20)	—	—	—
Share in results from Seabras Sapura (net of tax)	24	46	80	62

The results of the SeaMex companies and our share in those results (net of tax) were as follows:

SeaMex	Successor	Predecessor
(in $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Operating revenues	118	121	239	280
Net operating income	40	40	80	119
Net income	4	7	—	40

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	2	4	—	20

Amortization of basis differences	(14)	—	—	—
Total basis difference	(14)	—	—	—
Share in results from SeaMex (net of tax)	(12)	4	—	20

Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the directly owned SDLP companies at the year and our share of recorded equity in those companies was as follows:

SDLP	Successor	Predecessor
(in $ millions)	December 31, 2018	December 31, 2017
Current assets	1,110	1,214
Non-current assets	5,076	5,317
Current liabilities	(433)	(546)
Non-current liabilities	(3,039)	(3,284)
Net Assets	2,714	2,701

Seadrill share of book equity	1,399	1,398
Basis difference allocated to rigs	(1,019)	—
Basis difference allocated to contracts	99	—
Prior period impairments and other adjustments	—	(541)
SDLP book equity allocated to direct investments	479	857

SDLP book equity allocated to subordinated units (1)	17	97
(1)    Seadrill Partners subordinated units have a lock-up period during which they have subordinated liquidation and dividend rights. On application of fresh start accounting the units were valued with reference to the market price of common units and adjusted for a discount for lack of marketability (because of the subordination period). The value of the subordinated units on application of fresh start accounting was $37 million. Since application of fresh start accounting we allocated a share of the net loss incurred by Seadrill Partners to the subordinated units using a Hypothetical Liquidation at Book Value methodology. We allocated a net loss of $20 million for the period from July 2, 2018 through December 31, 2018. After allocating this loss the remaining balance of the investment in subordinated units at December 31, 2018 was $17 million.

The summarized balance sheets of the Seabras Sapura companies at the year and our share of recorded equity in those companies was as follows:

Seabras Sapura	Successor	Predecessor
(in $ millions)	December 31, 2018	December 31, 2017
Current assets	255	467
Non-current assets	1,567	1,630
Current liabilities	(599)	(673)
Non-current liabilities	(637)	(1,014)
Net Assets	586	410
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	293	205

Shareholder loans held as equity	125	148
Basis difference allocated to rigs	(387)	—
Basis difference allocated to contracts	178	—
Total adjustments	(84)	148
Book value of Seadrill investment	209	353
The summarized balance sheets of the SeaMex companies at the year and our share of recorded equity in those companies was as follows:

SeaMex	Successor	Predecessor
(in $ millions)	December 31, 2018	December 31, 2017
Current assets	253	294
Non-current assets	977	1,036
Current liabilities	(149)	(222)
Non-current liabilities	(627)	(666)
Net Assets	454	442
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	227	221

Prior period impairments and other adjustments	—	(119)
Basis difference allocated to rigs	(357)	—
Basis difference allocated to contracts	171	—
Total adjustments	(186)	(119)
Book value of Seadrill investment	41	102